Segment Information - Schedule of Operating Segments (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Profit before tax	€ 179,679	€ 110,895	€ 368,642	€ 215,536
Finance costs, net	(18,302)	(44,578)	(68,692)	(108,017)
Depreciation and amortization	(28,250)	(24,809)	(81,754)	(72,193)
EBITDA	226,231	180,282	519,088	395,746
Foreign exchange gain (loss)	9,507	(4,157)	206	(21,295)
IPO-related costs				(7,459)
Share-based compensation expenses				(3,591)
Secondary offering related costs	(1,546)	(1,890)	(1,546)	(1,890)
Adjusted EBITDA	218,270	186,329	520,428	429,981
Revenue	635,042	564,758	1,571,091	1,348,926
Total Reportable Segments
Disclosure of operating segments [line items]
Adjusted EBITDA	227,208	196,280	545,816	448,937
Revenue	634,047	563,957	1,567,798	1,345,319
Total Reportable Segments | Americas
Disclosure of operating segments [line items]
Adjusted EBITDA	109,459	89,922	288,710	234,573
Revenue	312,266	282,865	835,490	718,364
Total Reportable Segments | EMEA
Disclosure of operating segments [line items]
Adjusted EBITDA	97,565	88,232	205,413	175,387
Revenue	258,603	229,048	574,207	506,095
Total Reportable Segments | APAC
Disclosure of operating segments [line items]
Adjusted EBITDA	20,184	18,126	51,693	38,977
Revenue	63,178	52,044	158,101	120,860
Corporate / Other
Disclosure of operating segments [line items]
Adjusted EBITDA	(8,938)	(9,951)	(25,388)	(18,956)
Revenue	€ 995	€ 801	€ 3,293	€ 3,607